Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
14.	Debt

Short-Term Convertible Note

On March 4, 2016, the Company issued to St. George Investments LLC (“St. George Investments”), an accredited investor (as defined in Rule 501(a) under the Securities Act of 1933, as amended) a 23% original issue discount unsecured convertible note (the “March 2016 Convertible Note”) due September 4, 2016, with a principal amount of $655,000, for aggregate gross cash proceeds of $500,000, pursuant to the terms and conditions of a Securities Purchase Agreement dated March 4, 2016 (the “SPA”) between the Company and St. George Investments. In addition to the original issue discount of $150,000, the March 2016 Convertible Note amount includes legal fees of St. George Investments of $5,000. The March 2016 Convertible Note will not accrue additional interest. In connection with the issuance of the March 2016 Convertible Note, the Company issued to St. George Investments: (a) 4,348 shares of Company’s Common Stock (with a value of $27,174), and (b) a five-year warrant to purchase up to 65,500 shares of Common Stock at an exercise price of $18.75 per share, subject to adjustment in certain events as provided therein. Upon an event of default as defined in the March 2016 Convertible Note, the outstanding balance is convertible at the holder’s option into Common Stock at a conversion price equal to (initially) 70% of the lowest closing bid price for the Common Stock in the twenty (20) trading days immediately preceding the conversion, subject to adjustment in certain events as provided therein.

The relative fair value of the warrants were estimated to be $3,439, which was recorded as a discount to the March 2016 Convertible Note and will be accreted over the life of the loan. The Company recognized accretion expense of $536 related to the fair value of these warrants and interest expense of $23,387 related to the original issue discount during the three months ended March 31, 2016. As of March 31, 2016, the outstanding balance of the March 2016 Convertible Note was $655,000, which excludes unamortized discount and transaction costs of $129,516 and $65,000, respectively.

In connection with the March 2016 Convertible Note, the Company paid to a broker dealer registered with the Financial Industry Regulatory Authority that acted as the placement agent (“Placement Agent”) an aggregate of approximately $60,000 in cash compensation, representing fees and an expense allowance. In addition, the Company agreed to issue warrants to purchase an aggregate of approximately 19,650 shares of Common Stock to the Placement Agent (or its designees) with an exercise price of $6.25 per share and a term of five (5) years. As of the date of this report, the warrants had not been issued the Placement Agent. However, the relative fair value of these warrants was estimated to be $2,456 , which was recorded as additional paid-in capital.

Convertible Promissory Notes with WVJITB

The Company has outstanding two convertible promissory notes with the West Virginia Jobs Investment Trust Board (“WVJITB”). One is an 18-month note issued in March 2012 with a principal amount of $290,000 (“March 2012 Promissory Note”) and the second a 3-month note issued in April 2012 with principal amount of $400,000 (“April 2012 Promissory Note”). As of March 31, 2016, the principal balance of the March 2012 Promissory Note was $290,000 with the principal balance of the April 2012 Promissory Note having been reduced to $300,000 as the result of a payment made by the Company in 2013. Since the issuance of these notes, the Company and WVJITB have enacted several addendums to both notes, including extending the maturity dates and reducing the price of converting the notes into shares of Common Stock. Note 5 Long-term Debt in Notes to Consolidated Financial Statements included in Part II, Item 8 of the Company’s 2015 Form 10-K provides details regarding these addendums.

On December 31, 2015, the Company and WVJITB entered into another addendum whereby the maturity dates of both promissory notes were extended to March 31, 2016. In return for the extension, in February 2016, the Company granted WVJITB a five-year warrant to purchase 23,600 shares of the Company’s Common Stock at an exercise price of $10.00 per share. Effective as of March 31, 2016, the Company and WVJITB entered into another addendum whereby the maturity dates of both promissory notes were extended to September 30, 2016. In return for the extension, the Company will grant WVJITB another five-year warrant to purchase 23,600 shares of the Company’s Common Stock at an exercise price to be determined by the Board of Directors. This addendum also granted WVJITB the option to convert $200,000 of the $300,000 outstanding principal balance of the April 2012 Promissory Notes to Common Stock at $12.50 per share at or prior to the revised maturity date. The Company would be required to pay WVJITB the remaining (unconverted) principal balance and all accrued and unpaid interest in cash on September 30, 2016. The warrants granted to WVJITB (the warrant granted in February 2016 and the one granted in May 2016) expire upon the Company completing an underwritten offering that results in net cash proceeds to the Company of at least $10.0 million, if such a transaction is completed before the end of the 5-year term.

Regarding the warrant granted to WVJITB in February 2016, the relative fair value at the issuance date, and the corresponding liability recorded for the warrant, was estimated at $1,239. The warrant will be marked-to-market at each balance sheet date with any change in fair value for a period recorded in other comprehensive income (loss) as either income or expense.

Capital Leases

From time to time, in the normal course of business, the Company enters into capital leases to finance equipment. As of March 31, 2016, the Company had six capital lease obligations outstanding with imputed interest rates ranging from 5.04% to 6.00%. The leases require 24 – 60 monthly payments and begin to expire in December 2016 through October 2019. These leases are secured by equipment with an aggregate cost of $1,507,623. As of March 31, 2016, the Company was current on all lease payments.

Total debts outstanding are as follows (table excludes the bank line of credit as discussed in Note 11 Bank Line of Credit and advances and other loans from stockholders as discussed in Note 12 Loans Payable to Stockholders):

	March 31, 2016	December 31, 2015
Note Payable to the WVDO (a)	$92,873	$100,656
Note Payable to the WVEDA (b)	143,312	143,312
Note Payable to the WVIJDC (c)	139,229	139,229
Note Payable to the WVEDA (b)	572,148	572,148
Note Payable to the WVIJDC (c)	581,987	581,987
Note Payable to the WVJITB	290,000	290,000
Note Payable to the WVJITB	300,000	300,000
Note Payable to the WVEDA (b)	168,362	168,362
Convertible Debentures	655,000	–
Capital leases	676,406	754,058
Total	3,619,317	3,049,752
Less: current portion	(1,811,381)	(1,323,594)
Less: unamortized discount	(129,516)	–
Less: debt issuance costs	(65,000)	–
Long-term portion	$1,613,420	$1,726,158

(a)	West Virginia Development Office
(b)	West Virginia Economic Development Authority
(c)	West Virginia Infrastructure and Jobs Development Council

Future required minimum principal repayments over the next five years are as follows (table excludes the bank line of credit as discussed in Note 11 Bank Line of Credit and advances and other loans from stockholders as discussed in Note 12 Loans Payable to Stockholders):

Future Required Minimum
Year Ended December 31, 2015	Principal Payments
2016	$1,879,047
2017	584,815
2018	378,115
2019	299,132
2020 and thereafter	478,208
Total	$3,619,317

5. Long-term Debt

1)	Note Payable to the West Virginia Development Office (“WVDO”)
In March 2007, the Company obtained an 8-year loan in the amount of $685,000 from the WVDO. The note bears interest at 3% providing for 96 monthly principal and interest payments of $8,035 through April 2015, at which time the note was due and payable. The note was secured by equipment costing $1,057,167. On February 4, 2015, the repayment terms were modified, whereby the WVDO approved a deferral of principal and interest until January 31, 2016 with the final payment due January 2017.

2)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,631 from the WVEDA. The note bears interest at 4% providing for 120 monthly principal and interest payments of $2,457 through August 2019, at which time the note was due and payable. The note was secured by 50% of equipment costing $531,522. Effective May 1, 2015, the Company and WVEDA entered into the First Amendment to Promissory Note; whereby, the original note was modified so that the remaining principal balance is payable in five annual installments; the next payment of $33,880 will be due on December 31, 2015 with final payment due August 3, 2019. During 2015, the Company repaid $1,832 on the note. On December 17, 2015, the Company elected to defer the remaining 2015 payment until December 2016. If the Company fails to make any of the five remaining payments, the WVEDA shall increase the interest rate by 1.5% on each successive payment failure with all principal and unpaid interest due on August 3, 2019.

3)	Note Payable to the West Virginia Infrastructure and Jobs Development Council (“WVIJDC”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,630 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $2,371 through August 2019, at which time the note was due and payable. The note was secured by 50% of equipment costing $531,522. On February 4, 2015, the repayment terms were modified whereby, the WVIJDC approved a deferral of principal and interest until December 31, 2015 with monthly payments of $2,404 beginning in January 2016 and final payment due April 2021. During 2015, the Company repaid $1,832 of principal on the note. On January 6, 2016, the WVIJDC approved another deferral of principal and interest until January 2017.

4)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In October 2010, the Company issued a 10-year note in the amount of $900,000 from the WVEDA. The note bears interest at 3.26% providing for 120 monthly principal and interest payments of $8,802 through October 2020, at which time the note was due and payable. The note was secured by equipment costing $477,095. Effective May 1, 2015, the Company and WVEDA entered into the First Amendment to Promissory Note; whereby, the original note was modified so that the remaining principal balance is payable in six annual installments; the next payment of $125,990 will be due on December 31, 2015 with final payment due October 21, 2020. During 2015, the Company repaid $57,513 on the note. On December 17, 2015, the Company elected to defer the remaining 2015 payment until December 2016. If the Company fails to make any of the remaining payments, the WVEDA shall increase the interest rate by 1.5% on each successive payment failure with all principal and unpaid interest due on October 21, 2020.

5)	Note Payable to the West Virginia Infrastructure & Jobs Development Council (“WVIJDC”)
In December 2010, the Company issued a 10-year note in the amount of $900,000 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $8,781 through December 2020, at which time the note was due and payable. The note was secured by equipment costing $1,098,249. On February 4, 2015, the repayment terms were modified whereby, the WVIJDC approved a deferral of principal and interest until December 31, 2015 with monthly payments of $8,902 beginning in January 2016 and final payment due August 2022. During 2015, the Company repaid $57,513 on the note. On January 6, 2016, the WVIJDC approved another deferral of principal and interest until January 2017.

6)	Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In March 2012, the Company issued an 18-month note in the amount of $290,000 from the WVJITB. The note bears interest at 6% providing for monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013. The note has an adjustable conversion price, initially $50.00 per share, and includes a stock warrant for 2,900 shares. On December 13, 2013, the Company and the WVJITB entered into a Loan Modification Agreement whereby the maturity date changed from September 14, 2013 to $100,000 due on March 15, 2014 and the remaining $190,000 due on June 15, 2014. The WVJITB and the Company signed three addendums to the note extending the maturity date and deferring interest and principal payments until March 2, 2015. During 2014, the Company made interest only payments through October 31, 2014. On February 2, 2015, the Company and WVJITB entered into a Loan Modification Agreement whereby the interest payable for the periods of October 31, 2014 through June 30, 2015 would be due on June 30, 2015. On December 30, 2015, the Company and WVJITB entered into another Loan Modification Agreement to extend the maturity date and unpaid accrued interest payment until March 31, 2016.

7)	Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In April 2012, the Company issued a 3-month note in the amount of $400,000 from the WVJITB. The note bears interest at 10% providing for monthly interest-only payments starting May 2012 through June 2012, then final interest and principal payments due July 2012. The note includes a stock warrant for 3,556 shares. The WVJITB and the Company have signed several addendums to the note extending the maturity date and reducing the price of converting into common shares to $12.50 per share. The WVJITB further extended the maturity date until November 29, 2013, with a $100,000 principal payment due on or before November 15, 2013. The Company repaid the $100,000 as agreed, which reduced the principal outstanding balance to $300,000. The WVJITB and the Company signed four addendums to the note extending the maturity date and deferring interest and principal payments until March 2, 2015. During 2014, the Company made interest only payments through October 31, 2014. On February 2, 2015, the Company and WVJITB entered into a Loan Modification Agreement whereby the interest payable for the periods of October 31, 2014 through June 30, 2015 would be due on June 30, 2015. The maturity date of the loan was also modified and extended to December 31, 2015. On December 30, 2015, the Company and WVJITB entered into another Loan Modification Agreement to extend the maturity date and unpaid accrued interest payment to March 31, 2016.

8)	Convertible Promissory Note Payable to the West Virginia High Technology Consortium Foundation (“WVHTCF”)
In May 2012, the Company issued a 30-month note in the amount of $200,000 from the WVHTCF. The note bears interest at 8% providing for 25 monthly principal and interest payments of $9,001 starting December 2012 through November 2014, then final interest and principal payments due December 2014. The note was secured by 50% of equipment costing $447,320. On April 1, 2015, the Company and WVHTCF entered into the First Amendment to Promissory Note whereby the original note was modified so that the principal balance of $74,726 is payable in nine monthly installments of $8,789 with final payment due December 15, 2015. On December 16, 2015 the note was paid in full.

9)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In June 2012, the Company issued a 10-year note in the amount of $200,000 from the WVEDA. The note bears interest at 2% providing for 120 monthly principal and interest payments of $1,840 through June 2022, at which time the note was due and payable. The note was secured by 50% of equipment costing $447,320. On May 1, 2015, the Company and WVEDA entered into the First Amendment to Promissory Note; whereby, the original note was modified so that the remaining principal balance is payable in eight annual installments; the next payment of $26,673 will be due on December 31, 2015 with final payment due June 11, 2022. On December 17, 2015, the Company elected to defer the 2015 payment until December 2016. If the Company fails to make any of remaining payments, the WVEDA shall increase the interest rate by 1.5% on each successive payment failure with all principal and unpaid interest due on June 11, 2022.

10)	Short-term Convertible Debenture
In May 2015, the Company received an aggregate of $2,000,000 in gross cash proceeds, less transaction costs such as commission and legal fees of $309,344, from one accredited investor in connection with the sale of a 20% original issue discount unsecured convertible debenture (the “Debenture”) due November 22, 2015, pursuant to the terms and condition of a Subscription Agreement. The Company issued (a) the Debenture with a principal amount of $2,500,000 that bears interest at a rate of 10% per annum, and (b) a three-year warrant to purchase up to 300,000 shares of Common Stock of the Company par value $0.001 per share at an exercise price of $8.13 per share. The related fair value of these warrants was estimated to be $411,750, which was recorded as a discount to the promissory note, and will be accreted over the life of the loan. The Debenture may be converted in whole or in part, into shares of Common Stock at a conversion price of $6.25 per share. The Company recognized accretion expense of $411,750 related to the fair value of the warrants and interest expense of $500,000 related to the original issue discount during the year ended December 31, 2015. On December 30, 2015, the Convertible Debenture and accrued interest were converted to 424,222 shares of stock at an exercise price of $6.25 per share.

11)	Capital Leases
From time to time, in the normal course of business, the Company enters into capital leases to finance equipment. As of December 31, 2015, the Company had five capital lease obligations outstanding with imputed interest rates ranging from 5.86% to 6.00%. The leases require 24-60 monthly payments and begin to expire in December 2016 through October 2019. These leases are secured by equipment with an aggregate cost of $1,507,623. As of December 31, 2015, the Company was current on all lease payments.

Total debts outstanding are as follows:

		December 31, 2015	December 31, 2014
1)	Note Payable to the WVDO	$100,656	$99,365
2)	Note Payable to the WVEDA	143,312	141,369
3)	Note Payable to the WVIJDC	139,229	139,128
4)	Note Payable to the WVEDA	572,148	617,767
5)	Note Payable to the WVIJDC	581,987	630,738
6)	Note Payable to the WVJITB	290,000	290,000
7)	Note Payable to the WVJITB	300,000	300,000
8)	Note Payable to the WVHTCF	-	69,888
9)	Note Payable to the WVEDA	168,362	166,258
10)	Convertible Debenture	-	-
11)	Capital leases	754,058	820,524
	Total	3,049,752	3,275,037
	Less: current portion	(1,323,594)	(1,457,800)
	Long-term portion	$1,726,158	$1,817,237

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2016	1,323,594
2017	577,102
2018	371,716
2019	299,132
2020 & Thereafter	478,208
Total	$3,049,752